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                                                     As filed pursuant to Rule
                                                     497 under the Securities
                                                     Act of 1933 Registration
                                                     333-58314 and 811-03589




                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

               (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES
                                VARIABLE ANNUITY)

                   SUPPLEMENT TO THE WM DIVERSIFIED STRATEGIES
                        PROSPECTUS DATED OCTOBER 7, 2002

Effective March 1, 2003, Anchor National Life Insurance Company will begin doing business under its new name, AIG SunAmerica Life Assurance Company. Please see the first paragraph on page 2 of your prospectus for additional information regarding the name change.

THE FOLLOWING SUPPLEMENTS ANY DISCUSSION PERTAINING TO THE 1-YEAR FIXED ACCOUNT OPTION IN THE PROSPECTUS:

      If your contract was issued on or after February 12, 2003, you may not allocate any Purchase Payments to or transfer into the 1-year fixed account options. This restriction may not apply in certain states.



Date: February 12, 2003


                Please keep this Supplement with your Prospectus.

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